DEBT Senior Notes (Details) CAD in Thousands, $ in Thousands							1 Months Ended	12 Months Ended
	Oct. 01, 2015 USD ($)	Oct. 01, 2015 CAD	Jun. 18, 2015 USD ($)	Jun. 18, 2015 CAD	Sep. 03, 2014	Jun. 19, 2014 CAD	Oct. 31, 2015 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CAD item	Oct. 31, 2015 USD ($)	Jun. 19, 2014 USD ($)
DEBT
Foreign exchange (gain)/loss								CAD (8,705)	CAD 11,165	CAD 17,596
Foreign exchange derivatives
DEBT
Foreign exchange (gain)/loss								CAD 39,200	CAD (700)
Senior notes
DEBT
Carrying Value												CAD 1,137,139
Long-term portion												CAD 1,137,139
3.79% senior notes maturing September 2022
DEBT
Debt Instrument, Term					12 years
Number of annual installments | item											5	5
Coupon Rate (as a percent)											3.79%	3.79%
Original Principal | $											$ 200,000
Remaining Principal | $											$ 200,000
Carrying Value												CAD 276,785
4.34 % senior notes maturing May 15, 2019
DEBT
Coupon Rate (as a percent)											4.34%	4.34%
Original Principal												CAD 30,000
Remaining Principal												30,000
Carrying Value												CAD 30,000
4.40% senior notes maturing May 15, 2022
DEBT
Coupon Rate (as a percent)											4.40%	4.40%
Original Principal | $											$ 20,000
Remaining Principal | $											$ 20,000
Carrying Value												CAD 27,678
4.40% senior notes maturing May 15, 2024
DEBT
Number of annual installments | item											5	5
Coupon Rate (as a percent)											4.40%	4.40%
Original Principal | $											$ 355,000
Remaining Principal | $											$ 355,000
Carrying Value												CAD 491,293
7.97% senior notes maturing June 18, 2021
DEBT
Number of annual installments | item											5	5
Coupon Rate (as a percent)											7.97%	7.97%
Original Principal | $											$ 225,000
Remaining Principal | $											$ 225,000
Carrying Value												CAD 311,383
5.46% senior notes maturing October 1, 2015
DEBT
Original Principal | $													$ 54,000
5.46% senior notes maturing October 1, 2015 | Foreign exchange derivatives
DEBT
Principal repayment of debt and associated derivative settlement	$ 10,800	CAD 11,000
Original Principal | $	$ 54,000
Foreign exchange (gain)/loss		CAD (3,300)					CAD (3,300)
6.62% senior notes maturing June 19, 2014
DEBT
Original Principal | $														$ 175,000
6.62% senior notes maturing June 19, 2014 | Cross currency interest rate swap
DEBT
Principal repayment of debt and associated derivative settlement						CAD 53,700
6.37% senior notes maturing June 18, 2015
DEBT
Principal repayment of debt and associated derivative settlement				CAD 40,000
6.82% senior notes maturing June 18, 2015
DEBT
Principal repayment of debt and associated derivative settlement | $			$ 40,000